  As filed with the Securities and Exchange Commission on September 22, 1998



                          Registration No. 333-45431

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           /X/

    Pre-Effective Amendment No. _____                             / /
    Post-Effective Amendment No. __3__                            /X/

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                    /X/

    Amendment No. __4__                                           /X/

                             HARTFORD SERIES FUND, INC.
                 (Exact Name of Registrant as Specified in Charter)

                   Hartford Plaza, Hartford, Connecticut 06115
                    (Address of Principal Executive Offices)

Registrant's Telephone Number Including Area Code: (860) 297-6443

                              Kevin J. Carr, Esquire
                    The Hartford Financial Services Group, Inc.
                                  Law Department
                               55 Farmington Avenue
                            Hartford, Connecticut 06105
                      (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

    As soon as practicable after this registration statement is declared effective.

It is proposed that this filing will become effective (check appropriate box).

_____ Immediately upon filing pursuant to paragraph (b)
__X__ On September 30, 1998 pursuant to paragraph (b)(1)(iii) of Rule 485
_____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____ On ______________________ pursuant to paragraph (a)(1) of Rule 485
_____ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
_____ On ______________________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     __X__ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Section (a)(1) of Rule 24f-2 under the Investment Company Act of 1940.

     Registrant will file the Rule 24f-2 Notice for its fiscal year ended December 31, 1998 with the Securities and Exchange Commission by March 30, 1999.

                           HARTFORD SERIES FUND, INC.
           Cross-Reference Sheet Showing Location in each Prospectus and Combined Statement of Additional Information of Information Required
                        by Items of the Registration Form

    Form N-1A Item
    Number and Caption                   Location in Prospectus
    ------------------                   ----------------------

1.  Cover Page                           Cover Page.

2.  Synopsis                             Not Applicable.

3.  Condensed Financial Information      Not Applicable.

4.  General Description of Registrant    Introduction to The Hartford HLS
                                         Mutual Funds, Investment Objective
                                         and Style of the Fund, Common
                                         Investment Policies and Risk Factors.

5.  Management of the Fund               Management of the Fund.

6.  Capital Stock and other Securities   Ownership and Capitalization of the
                                         Fund.

7.  Purchase of Securities Being         Purchase of Fund Shares.
    Offered

8.  Redemption or Repurchase             Sale and Redemption of Fund Shares.

9.  Pending Legal Proceedings            Pending Legal Proceedings.

    Form N-1A Item                       Location in Statement of
    Number and Caption                   Additional Information
    ------------------                   ------------------------

10. Cover Page                           Cover Page.

11. Table of Contents                    Cover Page.

12. General Information and History      Cover Page, General Information.

13. Investment Objectives and Policies   Investment Objectives and Policies of
                                         the Fund, Investment Restrictions.

14. Management of the Fund               Management of the Company, Investment
                                         Advisory Arrangements; Fund Expenses.

15. Control Persons and Principal        Management of the Company.
    Holders of Securities

16. Investment Advisory and Other        Investment Advisory Arrangements;
    Services                             Fund Expenses; Distribution
                                         Arrangements; Distribution Financing
                                         Plan; Custodian; Transfer Agent
                                         Services; Independent Public
                                         Accountants.

17. Brokerage Allocation and Other       Portfolio and Brokerage Transactions.
    Practices

18. Capital Stock and Other Securities   Ownership and Capitalization of the
                                         Company (Prospectus).

19. Purchase Redemption and Pricing of   Determination of Net Asset Value,
    Securities Being Offered             Purchase and Redemption of Shares.

20. Tax Status                           Taxes.

21. Underwriters                         Distribution Arrangements.

22. Calculation of Performance Data      Investment Performance.

23. Financial Statements                 Financial Statements.

                           HARTFORD SERIES FUND, INC.

                               INTRODUCTORY NOTE

     This post-effective amendment number 3 is being filed for the purpose of delaying the effective dates of post-effective amendment number 1, which was filed with the Commission on July 10, 1998, and post-effective amendment number 2, which was filed with the Commission on July 16, 1998. The prospectuses, combined statement of additional information and Part C filed with post-effective amendment numbers 1 and 2 are incorporated herein by reference without change.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Hartford, and State of Connecticut, on the 21st day of September, 1998.



                                       HARTFORD SERIES FUND, INC.
                                       By:              *
                                          --------------------------------
                                           Joseph H. Gareau
                                           Its: President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                  TITLE                                        DATE
---------                  -----                                        ----
         *
------------------------   President                                    September 21, 1998
Joseph H. Gareau           (Chief Executive Officer & Director)

         *
------------------------   Controller & Treasurer                       September 21, 1998
George R. Jay              (Chief Accounting Officer and Chief
                           Financial Officer)
         *
------------------------   Director                                     September 21, 1998
Joseph A. Biernat

         *
------------------------   Director                                     September 21, 1998
Winifred E. Coleman

         *
------------------------   Director                                     September 21, 1998
William A. O'Neill

         *
------------------------   Director                                     September 21, 1998
Millard H. Pryor, Jr.

         *
------------------------   Director                                     September 21, 1998
Lowndes A. Smith

         *
------------------------   Director                                     September 21, 1998
John K. Springer


/s/ Kevin J. Carr
------------------------                                                September 21, 1998
*By: Kevin J. Carr
     Attorney-in-fact